Property And Equipment And Intangible Assets - Summary of Intangible assets (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Internally developed software	$ 3,038	$ 1,560
Less: accumulated amortization	(968)	(219)
Intangible assets—net	$ 2,070	$ 1,341